Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2019
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Balances and Transactions in Foreign Currencies
Note 16. Balances and Transactions in Foreign Currencies
Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different from the functional currency of the Company.

As of December 31, 2019 and 2018, assets and liabilities denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2019
U.S. dollars	11,122	93	2,762	37,691
Euros	—	—	49	—
As of December 31, 2018
U.S. dollars	14,572	—	2,985	43,411
Euros	—	—	93	—
For the years ended December 31, 2019, 2018 and 2017 transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2019 U.S. dollars	1,506	14,307	1,910	2,723
Year ended December 31, 2019 Euros	—	454	—	—
Year ended December 31, 2018 U.S. dollars	1,481	18,129	2,223	2,161
Year ended December 31, 2018 Euros	—	—	—	—
Year ended December 31, 2017 U.S. dollars	653	13,381	2,454	1,544
Year ended December 31, 2017 Euros	—	18	—	—